UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income
Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2024
Schwab Monthly Income Fund – Target Payout
Ticker Symbol: SWJRX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Target Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabfunds_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Target Payout (03/28/2008)	0.61%	6.04%	2.85%	3.38%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Target Payout Composite Index 2	0.27%	6.00%	3.91%	4.61%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Target Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective
September 13, 2022, the Target Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20%
Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA Nareit Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year
Corporate Bond Index, 7% Bloomberg US Long Treasury Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and
3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Target Payout Composite Index was composed of 28.5% S&P 500
Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 50.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3
Month Index. From April 1, 2013 to January 29, 2019, the Target Payout Composite Index was composed of 28.5% S&P 500
®
Index, 11.9% MSCI EAFE Index (Net), 7.1%
FTSE EPRA Nareit Global Index (Net), 30.3% Bloomberg US Aggregate Bond Index, 20.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US
Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Target Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg US Aggregate Bond
Index. Percentages listed may not total to 100% due to rounding.
Schwab Monthly Income Fund – Target Payout | Semiannual Report
1
REG124728-00  00301222

Statistics

Net Assets (thousands)	$33,073
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	4%
12-Month Distribution Yield	4.89%
Asset Class Weightings % of Investments
1

Top Holdings %
of
Net
Assets
1,2,3

Portfolio holdings may have changed since th
e repor
t
date
.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end
of the
reporting
period. Fund expenses may have been partially absorbed
by
the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income
available
and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital
gains or
return of capital.
1
The fund intends to primarily invest in a combination of Schwab Funds and
Schwab
ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.
2
Schwab Monthly Income Fund – Target Payout | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Target Payout | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab Monthly Income Fund – Flexible Payout
Ticker Symbol: SWKRX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Flexible Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabfunds_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Flexible Payout (03/28/2008)	0.58%	6.01%	2.23%	2.86%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Flexible Payout Composite Index 2	0.27%	6.00%	2.99%	3.77%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions
or the redemption of fund shares.
2
The Flexible Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective
September 13, 2022, the Flexible Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20%
Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA Nareit Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year
Corporate Bond Index, 7% Bloomberg US Long Treasury Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and
3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Flexible Payout Composite Index was composed of 19.5% S&P 500
Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nariet Global Index (Net), 65.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3
Month Index. From April 1, 2013 to January 29, 2019, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE
EPRA Nareit Global Index (Net), 39.3% Bloomberg US Aggregate Bond Index, 26.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury
Bills 1-3 Month Index. Prior to April 1, 2013, the Flexible Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg US Aggregate Bond Index.
Percentages listed may not total to 100% due to
rounding
.
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report
1
REG124726
-00  00301220

Statistics

Net Assets (thousands)	$61,156
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	4%
12-Month Distribution Yield	4.77%
Asset Class Weightings
%
of Investments
1

Top Holdings % of Net Assets
1,2,3

Portfolio holdings may have changed since the
report
date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions
for the last 12 months divided by the fund’s Net Asset Value as of the end of the
repo
rting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized
at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
1
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity
and
fixed-income securities, as well as
other unaffiliated mutual funds or ETFs
,
and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.
2
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab Monthly Income Fund – Income Payout
Ticker Symbol: SWLRX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Income Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabfunds_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Income Payout (03/28/2008)	0.66%	5.65%	1.44%	2.22%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Income Payout Composite Index 2	0.42%	5.62%	1.86%	2.81%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Income Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective
September 13, 2022, the Income Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 13% Dow Jones U.S. Dividend 100 Index, 11%
Dow Jones International Dividend 100 Index (Net), 6% FTSE EPRA Nareit Global Index (Net), 26% Bloomberg US Aggregate Bond Index, 9% Bloomberg US 5-10 Year
Corporate Bond Index, 8% Bloomberg US 1-5 Year Corporate Bond Index, 6% Bloomberg US Long Treasury Index, 9% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE
BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022 the Income Payout
Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg US Aggregate Bond
Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Income Payout Composite Index was composed of 10.5% S&P
500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg US Aggregate Bond Index, 32.2% Bloomberg US Intermediate
Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Income Payout Composite Index was composed of 10% S&P 500
Index and 90% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Schwab Monthly Income Fund – Income Payout | Semiannual Report
1
REG124727-00  00301221

Statistics

Net Assets (thousands)	$58,788
Number of Holdings	12
Portfolio Turnover Rate (not annualized)	3%
12-Month Distribution Yield	4.68%
Asset Class Weightings % of Investments
1

Top Holdings % of Net Assets
1,2,3

Portfolio holdings may have changed since the report
date
.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months di vid
ed by the fund’s Net
Asset
Value as of the end of
the
reporting period. Fund expenses may have been partially
absorbed
by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
1
The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
2
This list is not a recommendation of any security by the investment adviser.
3
The holdings listed exclude any temporary liquidity investments.
2
Schwab Monthly Income Fund – Income Payout | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.
schwabassetmanagement
.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Income Payout | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Monthly Income Funds

Schwab Monthly Income Fund –
Target Payout
Schwab Monthly Income Fund –
Flexible Payout
Schwab Monthly Income Fund –
Income Payout

In This Report

Financial Statements and Portfolio Holdings
Schwab Monthly Income Fund – Target Payout	2
Schwab Monthly Income Fund – Flexible Payout	8
Schwab Monthly Income Fund – Income Payout	14
Financial Notes	20
Investment Advisory Agreement Approval	30
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$9.94	$9.62	$11.99	$11.38	$11.09	$10.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.41	0.30	0.24	0.21	0.29
Net realized and unrealized gains (losses)	(0.16)	0.39	(1.83)	0.81	0.36	1.34
Total from investment operations	0.06	0.80	(1.53)	1.05	0.57	1.63
Less distributions:
Distributions from net investment income	(0.24)	(0.42)	(0.30)	(0.37)	(0.21)	(0.29)
Distributions from net realized gains	—	—	(0.54)	(0.07)	(0.07)	(0.30)
Tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.24)	(0.48)	(0.84)	(0.44)	(0.28)	(0.59)
Net asset value at end of period	$9.76	$9.94	$9.62	$11.99	$11.38	$11.09
Total return	0.61%[2]	8.58%	(12.85%)	9.23%	5.32%	16.41%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.26%[4]	0.28%	0.21%[5]	0.18%	0.21%	0.24%
Net investment income (loss)	4.50%[4]	4.27%	2.79%	1.99%	1.93%	2.68%
Portfolio turnover rate	4%[2]	9%	82%	11%	30%	30%
Net assets, end of period (x 1,000)	$33,073	$35,939	$40,127	$53,397	$44,663	$46,606

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.5% OF NET ASSETS

U.S. Stocks 20.4%
Large-Cap 20.4%
Schwab U.S. Dividend Equity ETF	$7,262,193	$135,034	($811,938 )	$28,479	$126,002	$6,739,770	86,674	$126,221

International Stocks 19.7%
Developed Markets 19.7%
Schwab International Dividend Equity ETF	7,083,420	250,288	(549,241)	17,933	(299,508)	6,502,892	275,897	138,912

Real Estate 9.6%
Global Real Estate 9.6%
Schwab Global Real Estate Fund	3,625,812	102,187	(346,281)	(21,952)	(169,736)	3,190,030	527,278	67,187

Fixed Income 27.3%
Intermediate-Term Bond 20.1%
Schwab 5-10 Year Corporate Bond ETF	1,062,741	40,031	(97,735)	(4,030)	(16,210)	984,797	22,331	22,064
Schwab U.S. Aggregate Bond Index Fund	6,095,716	218,210	(482,950)	(53,505)	(94,392)	5,683,079	647,275	110,002
						6,667,876
Long-Term Government Bond 7.2%
Schwab Long-Term U.S. Treasury ETF	2,610,724	90,373	(165,440)	(14,916)	(145,789)	2,374,952	72,385	43,758
						9,042,828

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	477,723	11,785	—	—	(144)	489,364	489,266	12,763
Total Affiliated Underlying Funds (Cost $26,042,093)	$28,218,329	$847,908	($2,453,585 )	($47,991 )	($599,777 )	$25,964,884		$520,907

UNAFFILIATED UNDERLYING FUNDS 21.3% OF NET ASSETS

Fixed Income 21.3%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$995,364	105,218
High-Yield Bond 11.2%
BlackRock High Yield Bond Portfolio, Class K						3,690,059	524,902
Preferred 7.1%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						2,340,696	194,410
						7,026,119

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25% (b)						$13,703	13,703
Total Unaffiliated Underlying Funds (Cost $6,924,996)						$7,039,822
Total Investments in Securities (Cost $32,967,089)						$33,004,706

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (See financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $26,042,093)		$25,964,884
Investments in securities, at value - unaffiliated issuers (cost $6,924,996)		7,039,822
Receivables:
Dividends		261,511
Fund shares sold		67,463
Due from investment adviser		7,486
Prepaid expenses	+	13,331
Total assets		33,354,497

Liabilities
Payables:
Investments bought		91,173
Fund shares redeemed		86,012
Distributions to shareholders		72,844
Accrued expenses	+	31,122
Total liabilities		281,151
Net assets		$33,073,346

Net Assets by Source
Capital received from investors		$36,030,714
Total distributable loss	+	(2,957,368)
Net assets		$33,073,346

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$33,073,346		3,389,585		$9.76

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$520,907
Dividends received from securities - unaffiliated issuers	+	236,590
Total investment income		757,497

Expenses
Professional fees		11,270
Registration fees		9,930
Portfolio accounting fees		8,395
Shareholder reports		7,452
Independent trustees’ fees		2,921
Custodian fees		896
Transfer agent fees		874
Other expenses	+	1,198
Total expenses		42,936
Expense reduction	–	42,936
Net expenses	–	—
Net investment income		757,497

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(47,991)
Net realized losses on sales of securities - unaffiliated issuers	+	(2,446)
Net realized losses		(50,437)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(599,777)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	61,196
Net change in unrealized appreciation (depreciation)	+	(538,581)
Net realized and unrealized losses		(589,018)
Increase in net assets resulting from operations		$168,479
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$757,497	$1,593,300
Net realized losses		(50,437)	(248,989)
Net change in unrealized appreciation (depreciation)	+	(538,581)	1,615,103
Increase in net assets resulting from operations		$168,479	$2,959,414

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($824,855 )	($1,633,700 )
From tax return of capital	+	—	(219,128)
Total distributions		($824,855 )	($1,852,828 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		304,045	$2,993,578	477,122	$4,601,487
Shares reinvested		39,860	390,502	97,629	940,920
Shares redeemed	+	(569,051)	(5,593,698)	(1,130,773)	(10,836,566)
Net transactions in fund shares		(225,146)	($2,209,618 )	(556,022)	($5,294,159 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,614,731	$35,939,340	4,170,753	$40,126,913
Total decrease	+	(225,146)	(2,865,994)	(556,022)	(4,187,573)
End of period		3,389,585	$33,073,346	3,614,731	$35,939,340
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$10.12	$9.79	$12.02	$11.82	$11.49	$10.58
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.42	0.31	0.24	0.23	0.31
Net realized and unrealized gains (losses)	(0.16)	0.39	(1.81)	0.44	0.45	1.13
Total from investment operations	0.06	0.81	(1.50)	0.68	0.68	1.44
Less distributions:
Distributions from net investment income	(0.24)	(0.46)	(0.29)	(0.34)	(0.23)	(0.31)
Distributions from net realized gains	—	—	(0.44)	(0.14)	(0.12)	(0.22)
Tax return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.24)	(0.48)	(0.73)	(0.48)	(0.35)	(0.53)
Net asset value at end of period	$9.94	$10.12	$9.79	$12.02	$11.82	$11.49
Total return	0.58%[2]	8.50%	(12.50%)	5.73%	6.11%	13.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.15%[4]	0.18%	0.15%[5]	0.10%	0.12%	0.14%
Net investment income (loss)	4.50%[4]	4.33%	2.88%	1.99%	2.06%	2.75%
Portfolio turnover rate	4%[2]	7%	78%	20%	28%	31%
Net assets, end of period (x 1,000)	$61,156	$65,296	$67,701	$100,081	$89,691	$85,595

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.4% OF NET ASSETS

U.S. Stocks 20.4%
Large-Cap 20.4%
Schwab U.S. Dividend Equity ETF	$13,361,805	$455,999	($1,651,410 )	$50,823	$232,781	$12,449,998	160,108	$231,299

International Stocks 19.6%
Developed Markets 19.6%
Schwab International Dividend Equity ETF	12,880,365	389,486	(765,424)	44,800	(561,077)	11,988,150	508,619	255,287

Real Estate 9.7%
Global Real Estate 9.7%
Schwab Global Real Estate Fund	6,611,133	201,158	(516,861)	(57,210)	(293,126)	5,945,094	982,660	124,574

Fixed Income 27.3%
Intermediate-Term Bond 20.2%
Schwab 5-10 Year Corporate Bond ETF	1,924,016	100,143	(174,667)	(6,682)	(30,476)	1,812,334	41,096	40,598
Schwab U.S. Aggregate Bond Index Fund	10,971,113	516,375	(676,729)	(75,127)	(195,561)	10,540,071	1,200,464	202,034
						12,352,405
Long-Term Government Bond 7.1%
Schwab Long-Term U.S. Treasury ETF	4,686,232	238,777	(248,676)	(28,172)	(277,082)	4,371,079	133,224	79,929
						16,723,484

Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	841,138	20,751	—	—	(255)	861,634	861,461	22,475
Total Affiliated Underlying Funds (Cost $47,850,046)	$51,275,802	$1,922,689	($4,033,767 )	($71,568 )	($1,124,796 )	$47,968,360		$956,196

UNAFFILIATED UNDERLYING FUNDS 21.4% OF NET ASSETS

Fixed Income 21.3%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,851,623	195,732
High-Yield Bond 11.2%
BlackRock High Yield Bond Portfolio, Class K						6,834,166	972,143
Preferred 7.1%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						4,321,613	358,938
						13,007,402

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25% (b)						$59,728	59,728
Total Unaffiliated Underlying Funds (Cost $12,859,853)						$13,067,130
Total Investments in Securities (Cost $60,709,899)						$61,035,490

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (See financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $47,850,046)		$47,968,360
Investments in securities, at value - unaffiliated issuers (cost $12,859,853)		13,067,130
Receivables:
Dividends		482,238
Fund shares sold		109,813
Due from investment adviser		8,486
Prepaid expenses	+	15,307
Total assets		61,651,334

Liabilities
Payables:
Fund shares redeemed		183,504
Investments bought		168,657
Distributions to shareholders		106,263
Accrued expenses	+	36,870
Total liabilities		495,294
Net assets		$61,156,040

Net Assets by Source
Capital received from investors		$65,414,509
Total distributable loss	+	(4,258,469)
Net assets		$61,156,040

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$61,156,040		6,153,396		$9.94

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$956,196
Dividends received from securities - unaffiliated issuers	+	434,624
Total investment income		1,390,820

Expenses
Professional fees		11,270
Shareholder reports		10,816
Registration fees		10,311
Portfolio accounting fees		8,482
Independent trustees’ fees		2,951
Transfer agent fees		1,103
Custodian fees		830
Other expenses	+	1,257
Total expenses		47,020
Expense reduction	–	47,020
Net expenses	–	—
Net investment income		1,390,820

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(71,568)
Net realized losses on sales of securities - unaffiliated issuers	+	(2,893)
Net realized losses		(74,461)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(1,124,796)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	111,508
Net change in unrealized appreciation (depreciation)	+	(1,013,288)
Net realized and unrealized losses		(1,087,749)
Increase in net assets resulting from operations		$303,071
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$1,390,820	$2,835,164
Net realized losses		(74,461)	(313,791)
Net change in unrealized appreciation (depreciation)	+	(1,013,288)	2,768,171
Increase in net assets resulting from operations		$303,071	$5,289,544

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($1,478,200 )	($3,037,130 )
From tax return of capital	+	—	(145,471)
Total distributions		($1,478,200 )	($3,182,601 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		440,945	$4,424,431	677,935	$6,638,438
Shares reinvested		84,708	844,927	193,133	1,893,255
Shares redeemed	+	(822,906)	(8,234,604)	(1,338,366)	(13,043,640)
Net transactions in fund shares		(297,253)	($2,965,246 )	(467,298)	($4,511,947 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,450,649	$65,296,415	6,917,947	$67,701,419
Total decrease	+	(297,253)	(4,140,375)	(467,298)	(2,405,004)
End of period		6,153,396	$61,156,040	6,450,649	$65,296,415
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$9.27	$8.97	$10.72	$10.80	$10.33	$9.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.37	0.26	0.22	0.23	0.29
Net realized and unrealized gains (losses)	(0.14)	0.31	(1.59)	0.03	0.47	0.77
Total from investment operations	0.06	0.68	(1.33)	0.25	0.70	1.06
Less distributions:
Distributions from net investment income	(0.22)	(0.38)	(0.22)	(0.26)	(0.22)	(0.28)
Distributions from net realized gains	—	—	(0.20)	(0.07)	(0.01)	(0.05)
Total distributions	(0.22)	(0.38)	(0.42)	(0.33)	(0.23)	(0.33)
Net asset value at end of period	$9.11	$9.27	$8.97	$10.72	$10.80	$10.33
Total return	0.66%[2]	7.81%	(12.50%)	2.33%	6.93%	11.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00%[4]	0.00%	0.00%[5]	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.13%[4]	0.17%	0.14%[5]	0.11%	0.14%	0.23%
Net investment income (loss)	4.40%[4]	4.16%	2.74%	1.99%	2.17%	2.85%
Portfolio turnover rate	3%[2]	5%	68%	25%	23%	31%
Net assets, end of period (x 1,000)	$58,788	$62,779	$71,382	$112,619	$112,043	$62,526

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.5% OF NET ASSETS

U.S. Stocks 13.3%
Large-Cap 13.3%
Schwab U.S. Dividend Equity ETF	$8,327,328	$253,685	($928,230 )	$36,609	$151,071	$7,840,463	100,829	$148,957

International Stocks 10.6%
Developed Markets 10.6%
Schwab International Dividend Equity ETF	6,665,169	180,200	(358,735)	16,063	(284,978)	6,217,719	263,798	135,541

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	3,820,637	223,775	(493,601)	(60,031)	(146,256)	3,344,524	552,814	71,873

Fixed Income 49.4%
Intermediate-Term Bond 35.3%
Schwab 5-10 Year Corporate Bond ETF	5,674,753	150,448	(351,828)	(13,010)	(95,333)	5,365,030	121,656	119,005
Schwab U.S. Aggregate Bond Index Fund	16,406,655	599,874	(1,228,760)	(153,638)	(249,302)	15,374,829	1,751,119	301,914
						20,739,859
Long-Term Government Bond 6.0%
Schwab Long-Term U.S. Treasury ETF	3,795,761	—	—	—	(245,621)	3,550,140	108,203	66,350
Short-Term Bond 8.1%
Schwab 1-5 Year Corporate Bond ETF	4,879,994	214,252	(338,397)	1,662	(13,760)	4,743,751	98,255	80,297
						29,033,750

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	893,993	22,055	—	—	(271)	915,777	915,594	23,887
Total Affiliated Underlying Funds (Cost $48,685,028)	$50,464,290	$1,644,289	($3,699,551 )	($172,345 )	($884,450 )	$47,352,233		$947,824

UNAFFILIATED UNDERLYING FUNDS 19.5% OF NET ASSETS

Fixed Income 19.2%
Floating Rate Loan 3.1%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,821,497	192,547
High-Yield Bond 9.1%
BlackRock High Yield Bond Portfolio, Class K						5,379,295	765,191
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						4,088,077	339,541
						11,288,869

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/24	BALANCE OF SHARES HELD AT 6/30/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25% (b)						$154,967	154,967
Total Unaffiliated Underlying Funds (Cost $11,284,676)						$11,443,836
Total Investments in Securities (Cost $59,969,704)						$58,796,069

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (See financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $48,685,028)		$47,352,233
Investments in securities, at value - unaffiliated issuers (cost $11,284,676)		11,443,836
Receivables:
Dividends		330,284
Fund shares sold		142,101
Due from investment adviser		6,361
Prepaid expenses	+	13,289
Total assets		59,288,104

Liabilities
Payables:
Fund shares redeemed		173,343
Investments bought		145,736
Distributions to shareholders		138,787
Accrued expenses	+	42,535
Total liabilities		500,401
Net assets		$58,787,703

Net Assets by Source
Capital received from investors		$69,160,872
Total distributable loss	+	(10,373,169)
Net assets		$58,787,703

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$58,787,703		6,451,995		$9.11

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$947,824
Dividends received from securities - unaffiliated issuers	+	383,149
Total investment income		1,330,973

Expenses
Professional fees		11,270
Registration fees		9,612
Portfolio accounting fees		8,484
Shareholder reports		4,213
Independent trustees’ fees		2,950
Custodian fees		959
Transfer agent fees		943
Other expenses	+	1,255
Total expenses		39,686
Expense reduction	–	39,686
Net expenses	–	—
Net investment income		1,330,973

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(172,345)
Net realized losses on sales of securities - unaffiliated issuers	+	(382)
Net realized losses		(172,727)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(884,450)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	108,998
Net change in unrealized appreciation (depreciation)	+	(775,452)
Net realized and unrealized losses		(948,179)
Increase in net assets resulting from operations		$382,794
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$1,330,973	$2,743,627
Net realized losses		(172,727)	(545,922)
Net change in unrealized appreciation (depreciation)	+	(775,452)	2,687,716
Increase in net assets resulting from operations		$382,794	$4,885,421

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,463,172 )	($2,780,917 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		544,274	$4,994,844	453,062	$4,093,304
Shares reinvested		70,900	647,618	149,416	1,345,446
Shares redeemed	+	(934,574)	(8,553,033)	(1,790,807)	(16,146,170)
Net transactions in fund shares		(319,400)	($2,910,571 )	(1,188,329)	($10,707,420 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,771,395	$62,778,652	7,959,724	$71,381,568
Total decrease	+	(319,400)	(3,990,949)	(1,188,329)	(8,602,916)
End of period		6,451,995	$58,787,703	6,771,395	$62,778,652
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Monthly Income Fund - Target Payout	Schwab International Opportunities Fund
Schwab Monthly Income Fund - Flexible Payout	Schwab Balanced Fund
Schwab Monthly Income Fund - Income Payout	Schwab Core Equity Fund
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund®	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Each of the Schwab Monthly Income Funds is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. Each fund seeks to provide current income and, as a secondary investment objective, capital appreciation. Each of the funds seeks to achieve its investment objective by investing primarily in a combination of affiliated Schwab mutual funds and Schwab ETFs in accordance with its target portfolio allocation. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds").
Each fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2024, all of the funds’ investments were classified as Level 1.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
The amount of the distributions made by the Schwab Monthly Income Fund — Target Payout and the Schwab Monthly Income Fund - Flexible Payout may exceed the amount of the fund’s net income and capital gains available for distribution. In that case, some or all of the distributions made by the Schwab Monthly Income Fund - Target Payout and the Schwab Monthly Income Fund - Flexible Payout may constitute a return of capital to shareholders. At the end of the year, the funds may be required under the applicable Internal Revenue Code to recharacterize distributions for the year among ordinary income, capital gains, and return of capital ( if any) for purposes of tax reporting to shareholders. Although it cannot be guaranteed, the Schwab Monthly Income Fund - Income Payout does not expect to make distributions that will be treated as return of capital. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net income when they are not. A return of capital is a distribution from the shareholder’s investment principal, rather than net income from the fund’s returns.
Shareholders should not assume that the source of a distribution from the fund is net income. For additional information see financial note 3, Risk Factors Managed Payout Risk and financial note 8, Federal Income Taxes.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause a fund to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if a fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.
Managed Payout Risk. Because Schwab Monthly Income Fund - Target Payout and Schwab Monthly Income Fund - Flexible Payout are expected to make monthly payments regardless of investment performance, the amount of each fund’s distributions in respect of any period often will exceed the amount of that fund’s income and gains for that period. In that case, some or all of the fund’s distributions may constitute a return of capital to shareholders. It is possible for each fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its payments to shareholders under the managed payout policy.In addition, in order to make the payments called for under each fund’s managed payout policy, the fund may have to sell portfolio securities at a time when it would not otherwise do so.
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
A return of capital distribution generally will not be taxable but will decrease the shareholder’s cost basis in the shares of a fund and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the fund as capital assets. A distribution constituting a return of capital is not a distribution of income or capital gains earned by the fund, and should not be confused with the fund’s “yield” or “income.”
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Portfolio Turnover Risk. High portfolio turnover may result in a fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause a fund’s performance to be less than expected.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which a fund may invest, which include any combination of the risks described below.
● Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
● Management Risk. Certain underlying funds are actively managed mutual funds. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.  In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● High-Yield Risk. An underlying fund’s investments in high-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
● Floating Rate Loan Risk. Transactions involving floating rate loans may have significantly longer settlement periods than more traditional bond investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the underlying fund may not receive its proceeds in a timely manner and that the underlying fund may incur unexpected losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered or regulated under the federal securities laws like most stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. While a loan assignment typically transfers all legal and economic rights to the buyer, a loan participation typically allows the seller to maintain legal title to the loan, meaning the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
● Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
● Money Market Fund Risk. A fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares under certain circumstances.
● Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
● Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions;possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
● Real Estate Investment Trusts (REITs) Risk. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and an underlying fund will bear a proportionate share of those expenses.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds and ETFs that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in affiliated funds. As of June 30, 2024, each Schwab Monthly Income Fund’s ownership percentages of affiliated funds’ shares are as follows :
UNDERLYING FUNDS	SCHWAB MONTHLY INCOME FUND – TARGET PAYOUT	SCHWAB MONTHLY INCOME FUND – FLEXIBLE PAYOUT	SCHWAB MONTHLY INCOME FUND – INCOME PAYOUT
Schwab 1-5 Year Corporate Bond ETF	— %	— %	1.2%
Schwab 5-10 Year Corporate Bond ETF	0.0%*	0.0%*	0.1%
Schwab Global Real Estate Fund	1.1%	2.1%	1.2%
Schwab International Equity ETF	0.9%	1.7%	0.9%
Schwab Long-Term U.S. Treasury ETF	0.4%	0.6%	0.5%
Schwab U.S. Aggregate Bond Index Fund	0.1%	0.2%	0.3%
Schwab U.S. Dividend Equity ETF	0.0%*	0.0%*	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended June 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Monthly Income Fund – Target Payout	$—	$—	$—
Schwab Monthly Income Fund – Flexible Payout	—	129,159	3,048
Schwab Monthly Income Fund – Income Payout	129,159	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Monthly Income Fund – Target Payout	$1,299,380	$3,429,166
Schwab Monthly Income Fund – Flexible Payout	2,731,337	5,544,541
Schwab Monthly Income Fund – Income Payout	2,046,474	4,879,355

8. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Monthly Income Fund – Target Payout	$33,394,675	$494,700	($884,669 )	($389,969 )
Schwab Monthly Income Fund – Flexible Payout	61,125,718	1,570,686	(1,660,914)	(90,228)
Schwab Monthly Income Fund – Income Payout	60,473,552	486,503	(2,163,986)	(1,677,483)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023,  the funds had capital loss carryforwards as follows:

Schwab Monthly Income Fund – Target Payout	$2,471,157
Schwab Monthly Income Fund – Flexible Payout	4,079,649
Schwab Monthly Income Fund – Income Payout	8,889,501
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	TAX RETURN OF CAPITAL
Schwab Monthly Income Fund – Target Payout	$1,633,700	$219,128
Schwab Monthly Income Fund – Flexible Payout	3,037,130	145,471
Schwab Monthly Income Fund – Income Payout	2,780,917	—

Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout and Schwab Monthly Income Fund – Income Payout (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Monthly Income Fund – Flexible Payout and the Schwab Monthly Income Fund – Income Payout had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to each Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with each Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered fees charged by the investment adviser to other mutual funds. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Funds invest a portion of their assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Funds’ investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Funds do not directly bear advisory fees at the
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Fund level, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

MFR43716-19
00301184

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	August 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	August 16, 2024